Accounts Receivable	3 Months Ended	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018
Receivables [Abstract]
ACCOUNTS RECEIVABLE

NOTE 3 - ACCOUNTS RECEIVABLE

The Company's accounts receivable at December 31 and September 30, 2018 is as follows:

	December 31, 2018	September 30, 2018
Accounts receivable	$990,575	$1,615,582
Reserve for doubtful accounts	-	-
	$990,575	$1,615,582

NOTE 3 - ACCOUNTS RECEIVABLE

The Company’s accounts receivable at September 30, 2018 and 2017 is as follow:

	September 30, 2018	September 30, 2017
Accounts receivable	$1,615,582	$1,169,091
Reserve for doubtful accounts	-	-
	$1,615,582	$1,169,091